FEDERATED UTILITY FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES


SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 1998

     At a meeting to be held on March 26, 1999, shareholders of the Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of April 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider proposals to:

        1) To elect nine Directors.

        2) To ratify the selection of the Fund's independent auditors.

        3) To make changes to the Fund's fundamental investment policies:

               a) To amend the Fund's fundamental investment policy on
                  diversification of its investments;

               b) To make non-fundamental, and to amend, the Fund's fundamental investment policy regarding restricted securities;

               c) To make non-fundamental the Fund's policy prohibiting
                  investment in securities to exercise control of an issuer;

               d) To make non-fundamental, and to amend, the Fund's policy to permit the Fund to invest in the securities of other investment companies;

               e) To amend the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding; and

               f) To make non-fundamental the Fund's policy on investing in securities of foreign issuers.

        4) To eliminate certain of the Fund's fundamental investment policies:

               a) To remove the Fund's fundamental investment policy on
                  investing in new issuers;

               b) To remove the Fund's fundamental investment policy on
                  investing in oil, gas, and minerals;

               c) To remove the Fund's fundamental investment policy on
                  investing in issuers whose securities are owned by Officers and Directors; and

               d) To remove the Fund's fundamental investment policy on
                  investing in warrants.

        5) To remove the Fund's 5% limitation on writing call options, and to authorize the Fund to purchase options.

        6) To amend the Fund's Amended and Restated Articles of Incorporation to require the approval of a majority of shareholders in the event of the sale and conveyance of the assets of the Fund to another fund or corporation.




                                                                January 12, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 314286105
Cusip 314286204
Cusip 314286303
Cusip 314286402
G02536-02 (1/99)